UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
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Address:      280 Park Avenue, 27th Floor
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              New York, New York 10017
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Form 13F File Number: 028-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
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Title:   Director of Portfolio Management
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Phone:   (212) 984-2900
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Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY           February 13, 2012
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         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            9
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Form 13F Information Table Value Total:            $47,352
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                      TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER       CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
------------------ -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- ---------- ------ ------
ANGLOGOLD
ASHANTI LTD        SPONSORED ADR   035128206      260        6100      SH              SOLE                     6100     0       0
ISHARES TR         MSCI EMERG MKT  464287234    24626      646695      SH              SOLE                   646695     0       0
ISHARES TR         MSCI EMERG MKT  464287234     7616      200000      SH    CALL      SOLE                   200000     0       0
ISHARES TR         MSCI EMERG MKT  464287234    12814      336500      SH    PUT       SOLE                   336500     0       0
ITAU UNIBANCO         SPON ADR
HLDG SA               REP PFD      465562106      271       14600      SH              SOLE                    14600     0       0
MARKET VECTORS
ETF TR             INDONESIA ETF   57060U753      493       17300      SH              SOLE                    17300     0       0
PETROLEO
BRASILEIRO
SA PETRO           SPONSORED ADR   71654V408      301       12100      SH              SOLE                    12100     0       0
VALE S A                ADR        91912E105      282       13100      SH              SOLE                    13100     0       0
VANGUARD INTL         MSCI EMR
EQUITY INDEX F        MKT ETF      922042858      689       18000      SH              SOLE                    18000     0       0
